UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥) ¥ / shares	Jun. 30, 2026 USD ($) $ / shares		Jun. 30, 2025 CNY (¥) ¥ / shares
Revenues
Total revenues	¥ 45,461	$ 6,700		¥ 66,601
Cost of revenues	(6,789)	(1,001)		(2,227)
Gross profit	38,672	5,699		64,374
Operating expenses
Selling and marketing expenses	(10,851)	(1,599)		(57,692)
General and administrative expenses	(4,797)	(707)		(54,026)
Research and development expenses	(3,971)	(585)		(7,522)
Reversal of impairment losses, net	569	84		14,742
Total operating expenses	(19,050)	(2,807)		(104,498)
Other gains, net	9,302	1,371		1,015
Operating (loss)/profit	28,924	4,263		(39,109)
Fair value changes of financial instruments at fair value through profit or loss	(394)	(58)		137,022
Finance costs	(18,357)	(2,705)		(17,989)
Profit before income tax	10,173	1,500		79,924
Income tax	0	0		0
Profit from continuing operations	10,173	1,500		79,924
(Loss)/profit from discontinued operations	9,607	1,416		(14,553)
Net profit	19,780	2,916		65,371
Net profit attributable to:
Equity holders of the Company	16,108	2,375		66,072
Non-controlling interests	¥ 3,672	$ 541		¥ (701)
Basic and diluted earnings/(loss) per share for profit from continuing operations attributable to the ordinary shareholders of the Company (Expressed in RMB per share)
Basic earnings per share (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.0002	$ 0	[1]	¥ 0.0164
Diluted (loss)/earnings per share (in Dollars per share and Yuan Renminbi per share) | (per share)	0.0002	0	[1]	(0.0049)
Basic and diluted earnings/(loss) per share for profit attributable to the ordinary shareholders of the Company (Expressed in RMB per share)
Basic earnings per share (in Dollars per share and Yuan Renminbi per share) | (per share)	0.0005	0.0001		0.0136
Diluted (loss)/earnings per share (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.0005	$ 0.0001		¥ (0.0061)
Net profit for the period	¥ 19,780	$ 2,916		¥ 65,371
Other comprehensive income/(loss) that will not be reclassified to profit or loss in subsequent periods:
– Fair value changes on equity investment designated at fair value through other comprehensive income, net of tax	(14,538)	(2,143)		11,504
– Currency translation differences	946	139		(786)
Other comprehensive income/(loss) for the period, net of tax	(13,592)	(2,004)		10,718
Total comprehensive income for the period	6,188	912		76,089
Total comprehensive income attributable to:
Equity holders of the Company	2,516	371		76,790
Non-controlling interests	3,672	541		(701)
Charging services revenues
Revenues
Total revenues	43,943	6,476		63,531
Energy solutions revenues
Revenues
Total revenues	69	10		454
New initiatives revenues
Revenues
Total revenues	¥ 1,449	$ 214		¥ 2,616

[1]	Representing an amount less than US$0.0001.